Cash, Cash Equivalents and Restricted Cash (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash on hand	$ 582,283	$ 376,750		$ 351,018
Cash at bank	2,277,049	4,055,585		2,918,848
Subtotal	2,859,332	4,432,335		3,269,866
Restricted cash	1,413,434	1,029,230		968,572
Cash, cash equivalents, and restricted cash	$ 4,272,766	$ 5,461,565	$ 3,981,060	$ 4,238,438	$ 8,012,695